UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-5968

 NAME OF REGISTRANT:                     John Hancock Municipal Securities
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Gordon M. Shone
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


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

127216 John Hancock Funds High Yield Municipal Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 PHILIPPINE LONG DISTANCE TELEPHONE CO.                                                      Agenda Number:  933100288
--------------------------------------------------------------------------------------------------------------------------
        Security:  718252604
    Meeting Type:  Annual
    Meeting Date:  09-Jun-2009
          Ticker:  PHI
            ISIN:  US7182526043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2A     ELECTION OF DIRECTOR: REV. FR. BIENVENIDO F.              Mgmt          For                            For
       NEBRES, S.J. (INDEPENDENT DIRECTOR)

2B     ELECTION OF DIRECTOR: MR. OSCAR S. REYES (INDEPENDENT     Mgmt          For                            For
       DIRECTOR)

2C     ELECTION OF DIRECTOR: MR. PEDRO E. ROXAS (INDEPENDENT     Mgmt          For                            For
       DIRECTOR)

2D     ELECTION OF DIRECTOR: MR. ALFRED V. TY (INDEPENDENT       Mgmt          For                            For
       DIRECTOR)

2E     ELECTION OF DIRECTOR: MR. DONALD G. DEE                   Mgmt          For                            For

2F     ELECTION OF DIRECTOR: MS. HELEN Y. DEE                    Mgmt          For                            For

2G     ELECTION OF DIRECTOR: ATTY. RAY C. ESPINOSA               Mgmt          For                            For

2H     ELECTION OF DIRECTOR: MR. TATSU KONO                      Mgmt          For                            For

2I     ELECTION OF DIRECTOR: MR. TAKASHI OOI                     Mgmt          For                            For

2J     ELECTION OF DIRECTOR: MR. NAPOLEON L. NAZARENO            Mgmt          For                            For

2K     ELECTION OF DIRECTOR: MR. MANUEL V. PANGILINAN            Mgmt          For                            For

2L     ELECTION OF DIRECTOR: MR. ALBERT F. DEL ROSARIO           Mgmt          For                            For

2M     ELECTION OF DIRECTOR: MR. TONY TAN CAKTIONG               Mgmt          For                            For



127218 John Hancock Funds Tax-Free Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2X09 John Hancock Funds High Yield Municipal Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2X11 John Hancock Funds Tax-Free Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Municipal Securities Trust
By (Signature)       /s/ Keith F. Hartstein
Name                 Keith F. Hartstein
Title                President
Date                 08/26/2009